Borrowings - Schedule of Borrowings (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	$ 1,290,000,000
Profit on buy back of notes	0	$ 17,700,000		$ 0
Carrying value of asset	4,892,900,000	4,524,600,000	[1]	$ 4,295,600,000	[1]
Fleet assets and CIL plant [member] | Ghana [member]
Disclosure of detailed information about borrowings [line items]
Carrying value of asset	183,600,000	95,500,000
US$70 million revolving senior secured credit facility [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	70,000,000
Amount available under the facility	70,000,000
US$100 million revolving senior secured credit facility [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	100,000,000
Amount available under the facility	100,000,000
US$1,510 Million Term Loan and Revolving Credit Facilities [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	1,510,000,000
Borrowing financed, description				These facilities were cancelled and refinanced through the US$1,290 million term loan and revolving credit facilities on 6 June 2016, resulting in the total amount available to be US$nil at 31 December 2016.
Amount available under the facility		0
US $1 Billion Notes [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	1,000,000,000
Unamortized transaction costs	4,500,000	6,000,000
Profit on buy back of notes	0	$ 17,700,000
US$150 million revolving senior secured credit facility - old [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	150,000,000
US$150 million revolving senior secured credit facility - new [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	150,000,000
A$500 million syndicated revolving credit facility [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	500,000,000
Facility A (US $75 Million) [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	75,000,000
Facility A (US $45 Million) [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	45,000,000
Facility B (US $720 Million) [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	720,000,000
Facility C (US $670 Million) [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	670,000,000
Facility A (US $380 Million) [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	380,000,000
Facility B (US $360 Million) [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	360,000,000
Facility C (US $550 Million) [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	550,000,000
R 1,500 Million Nedbank Revolving Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	1,500,000,000
US$1,290 Million Term Loan and Revolving Credit Facilities [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	1,290,000,000
US $147.6 Million Notes [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of borrowings	1,510,000,000
Purchase of notes, amount	147,600,000
Purchase price per US$1,000	$ 880
Borrowing financed, description	The purchase of the notes amounting to US$147.6 million was financed by drawing down under the US$1,510 million term loan and revolving credit facilities. The Group recognised a profit of US$17.7 million on the buy back of the notes.

[1]	As Restated - Refer note 40 for further details.